JUNE 30, 2001



                                                         ASSET CLASSES

                                                          *   EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                         (*)  BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


FIXED INCOME
         FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN FIXED INCOME FUND

--------------------------------------------------------------------------------
OBJECTIVE

Fixed Income Fund's objective is to provide investors with high current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Fixed Income Fund invests in investment grade debt securities, such as: U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities; mortgage- and asset-backed securities; and corporate debt obligations.

Fund managers select securities using a "top-down" approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund's debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund's total assets.

At least 65% of the fund's total assets will be invested in fixed rate obligations. The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund's weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. It also may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

INCOME RISK. The fund's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the fund's share price. It could also diminish the fund's investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

                          1      FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE INFORMATION

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

17.29%     3.46%     8.85%     8.93%     -2.76%     11.06%
--------------------------------------------------------------------------------
 1995      1996      1997      1998       1999       2000

Best Quarter:   Quarter ending:     June 30, 1995        6.13%
Worst Quarter:  Quarter ending:     March 31, 1996      (1.63)%

AVERAGE ANNUAL TOTAL RETURNS   Inception      Year       One    Five       Since
AS OF 12/31/00                      Date   To Date(2)   Year   Years   Inception
--------------------------------------------------------------------------------
Fixed Income Fund                 2/4/94     3.92%    11.06%   5.78%       6.14%
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index(3)               3.60%    11.63%   6.46%       6.92%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 6/30/2001 was 3.92%.
(2) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(3) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.19%
TOTAL                                                                      0.89%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.19)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.70%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   91
 3 years                                                                  $  284
 5 years                                                                  $  493
10 years                                                                  $1,096

                          2      FUND PROFILE - First American Fixed Income Fund

FIRST AMERICAN FIXED INCOME FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-FXINC-01


                          3      FUND PROFILE - First American Fixed Income Fund

                    THIS PAGE WAS INTENTIONALLY LEFT BLANK.

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


EQUITY INDEX
         FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN EQUITY INDEX FUND

--------------------------------------------------------------------------------
OBJECTIVE

Equity Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Index (S&P 500).

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Index Fund invests at least 90% of its total assets in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

The fund's advisor believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's advisor believes there should be a close correlation between the fund's performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 and to reduce transaction costs.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

FAILURE TO MATCH PERFORMANCE OF S&P 500. The fund's ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, and other expenses.

RISKS OF OPTIONS AND FUTURES. The fund will suffer a loss in connection with its use of options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                          1      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

36.97%     22.44%     32.84%     28.56%     20.41%     -9.58%
--------------------------------------------------------------------------------
 1995       1996       1997       1998       1999       2000

Best Quarter:  Quarter ending:    December 31, 1998     21.39%
Worst Quarter: Quarter ending:    March 31, 2001       (11.86)%

AVERAGE ANNUAL TOTAL RETURNS               Inception       Year        One     Five        Since
AS OF 12/31/00                                  Date    To Date(2)    Year    Years    Inception
------------------------------------------------------------------------------------------------
Equity Index Fund                             2/4/94    (6.80)%    (9.58)%   17.88%       17.91%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                (6.70)%    (9.11)%   18.33%       18.63%
------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2001 to 6/30/2001 was (6.80)%.
(2) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 2/28/94.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------

Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.19%
TOTAL                                                                      0.89%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.54)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   91
 3 years                                                                  $  284
 5 years                                                                  $  493
10 years                                                                  $1,096


                          2      FUND PROFILE - First American Equity Index Fund

FIRST AMERICAN EQUITY INDEX FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-EINDX-01


                          3      FUND PROFILE - First American Equity Index Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


LARGE CAP GROWTH
             FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Fund's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*   above average growth in revenue and earnings.

*   strong competitive position.

*   strong management.

*   sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                      1      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

32.78%     23.23%     21.61%     24.05%     38.04%     -17.40%
--------------------------------------------------------------------------------
 1995       1996       1997       1998       1999       2000

Best Quarter:  Quarter ending:    December 31, 1999     22.71%
Worst Quarter: Quarter ending:    March 31, 2001       (25.29)%

AVERAGE ANNUAL TOTAL RETURNS            Inception       Year         One     Five          Since
AS OF 12/31/00                               Date    To Date(2)     Year     Years     Inception
------------------------------------------------------------------------------------------------
Large Cap Growth Fund                      8/2/94    (22.98)%   (17.40)%    16.21%        18.27%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)              (6.70)%    (9.11)%    18.33%        19.63%
------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2001 to 6/30/2001 was (22.98)%.
(2) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 8/31/94.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.19%
TOTAL                                                                      0.89%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.09)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

 1 year                                                                   $   91
 3 years                                                                  $  284
 5 years                                                                  $  493
10 years                                                                  $1,096


                      2      FUND PROFILE - First American Large Cap Growth Fund

FIRST AMERICAN LARGE CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-LCG-01


                      3      FUND PROFILE - First American Large Cap Growth Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


LARGE CAP
   VALUE FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 75% of its total assets) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. In selecting stocks, the fund's advisor invests in securities that it believes:

*   are undervalued relative to other securities in the same industry or market.

*   exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large-capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                       1      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

32.23%     29.47%     22.80%     9.99%     8.20%     0.46%
--------------------------------------------------------------------------------
 1995       1996       1997      1998      1999      2000


Best Quarter:  Quarter ending:    December 31, 1998      16.64%
Worst Quarter: Quarter ending:    September 30, 1998    (13.85)%

AVERAGE ANNUAL TOTAL RETURNS            Inception        Year         One      Five         Since
AS OF 12/31/00                               Date     To Date(2)     Year     Years     Inception
-------------------------------------------------------------------------------------------------
Large Cap Value Fund                       2/4/94     (2.97)%       0.46%    13.71%        14.59%
-------------------------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)              (6.70)%      (9.11)%   18.33%        18.63%
-------------------------------------------------------------------------------------------------

(1) Total return for the period from 1/1/2001 to 6/30/2001 was (2.97)%.
(2) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(3) An unmanaged index of large capitalization stocks. The since inception performance of each index is calculated from 2/28/94.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.18%
 TOTAL                                                                     0.88%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.08)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.80%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.80%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   90
 3 years                                                                  $  281
 5 years                                                                  $  488
10 years                                                                  $1,084


                       2      FUND PROFILE - First American Large Cap Value Fund

FIRST AMERICAN LARGE CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-LCV-01


                       3      FUND PROFILE - First American Large Cap Value Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


MID CAP
  GROWTH FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*   above average growth in revenue and earnings.

*   strong competitive position.

*   strong management.

*   sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                        1      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3)

[BAR CHART]

10.84%          55.02%          3.84%
--------------------------------------------
 1998            1999           2000

Best Quarter:  Quarter ending:    December 31, 1999     47.87%
Worst Quarter: Quarter ending:    March 31, 2001       (25.30)%

AVERAGE ANNUAL TOTAL RETURNS      Inception        Year        One         Since
AS OF 12/31/00(1),(2)                  Date     To Date(4)    Year     Inception
--------------------------------------------------------------------------------
Mid Cap Growth Fund                 2/18/97     (18.02)%     3.84%        21.95%
--------------------------------------------------------------------------------
Russell Midcap Index(5)                          (1.96)%     8.25%        15.80%
--------------------------------------------------------------------------------
(1) On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.
(2) Mid Cap Growth Fund's recent returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did recently.
(3) Total return for the period from 1/1/2001 to 6/30/2001 was (18.02)%.
(4) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(5) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/97.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------

Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.22%
TOTAL                                                                      0.92%
--------------------------------------------------------------------------------
(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.02)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   94
 3 years                                                                  $  293
 5 years                                                                  $  509
10 years                                                                  $1,131

                        2      FUND PROFILE - First American Mid Cap Growth Fund

FIRST AMERICAN MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.


--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-MCG-01


                        3      FUND PROFILE - First American Mid Cap Growth Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


MID CAP
   VALUE FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $316 million to $37.9 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

*   are undervalued relative to other securities in the same industry or market.

*   exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                         1      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

20.30%     32.34%     24.53%     -12.96%     -6.00%     21.27%
--------------------------------------------------------------------------------
 1995       1996       1997        1998       1999       2000

Best Quarter:  Quarter ending:    June 30, 1997          17.97%
Worst Quarter: Quarter ending:    September 30, 1998    (30.80)%

AVERAGE ANNUAL TOTAL RETURNS   Inception      Year      One    Five        Since
AS OF 12/31/00                      Date   To Date(2)  Year   Years    Inception
--------------------------------------------------------------------------------
Mid Cap Value Fund                2/4/94   (0.51)%   21.27%   10.33%      10.70%
--------------------------------------------------------------------------------
Russell Midcap Index(3)                    (1.96)%    8.25%   16.68%      16.32%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 6/30/2001 was (0.51)%.
(2) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(3) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market. The since inception performance of the index is calculated from 2/28/94.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.24%
TOTAL                                                                      0.94%
--------------------------------------------------------------------------------
(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.04)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   96
 3 years                                                                  $  300
 5 years                                                                  $  520
10 years                                                                  $1,155


                         2      FUND PROFILE - First American Mid Cap Value Fund

FIRST AMERICAN MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-MCV-01


                         3      FUND PROFILE - First American Mid Cap Value Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


SMALL CAP
  GROWTH FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

*   above average growth in revenue and earnings.

*   strong competitive position.

*   strong management.

*   sound financial condition.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOS.) Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                      1      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

67.21%     -5.69%
----------------------
 1999       2000

Best Quarter:  Quarter ending:    December 31, 1999     51.50%
Worst Quarter: Quarter ending:    March 31, 2001       (16.77)%

AVERAGE ANNUAL TOTAL RETURNS       Inception       Year        One         Since
AS OF 12/31/00(1)                       Date    To Date(3)    Year     Inception
--------------------------------------------------------------------------------
Small Cap Growth Fund                7/31/98    (6.30)%    (5.69)%        24.31%
--------------------------------------------------------------------------------
Russell 2000 Index(4)                            6.95%     (3.02)%         7.40%
--------------------------------------------------------------------------------
(1) Small Cap Growth Fund's recent returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did recently.
(2) Total return for the period from 1/1/2001 to 6/30/2001 was (6.30)%.
(3) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(4) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 7/31/98.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.1

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.19%
TOTAL                                                                      0.89%
--------------------------------------------------------------------------------
(1) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   91
 3 years                                                                  $  284
 5 years                                                                  $  493
10 years                                                                  $1,096


                      2      FUND PROFILE - First American Small Cap Growth Fund

FIRST AMERICAN SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-SCG-01


                      3      FUND PROFILE - First American Small Cap Growth Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


SMALL CAP
  VALUE FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $25 million to $4.7 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

*   are undervalued relative to other securities in the same industry or market.

*   exhibit good or improving fundamentals.

* exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                       1      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

  61.17%  26.81%  22.80%  0.01%  47.33%  20.36%  20.37%  -8.26%   6.24%  20.43%
--------------------------------------------------------------------------------
   1991    1992    1993   1994    1995    1996    1997    1998    1999    2000

Best Quarter:  Quarter ending:    March 31, 1991         33.25%
Worst Quarter: Quarter ending:    September 30, 1998    (23.17)%

AVERAGE ANNUAL TOTAL RETURNS   Inception      Year        One      Five     Ten
AS OF 12/31/00(1)                   Date   To Date(3)    Year     Years    Years
--------------------------------------------------------------------------------
Small Cap Value Fund              1/1/88     9.02%     20.43%    11.20%   20.19%
--------------------------------------------------------------------------------
Russell 2000 Index(4)                        6.95%     (3.02)%   10.32%   15.53%
--------------------------------------------------------------------------------
(1) Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance prior to 11/21/97 is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.
(2) Total return for the period from 1/1/2001 to 6/30/2001 was 9.02%.
(3) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(4) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.1

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Management Fees                                                            0.70%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.21%
TOTAL                                                                      0.91%
--------------------------------------------------------------------------------
(1) THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $   93
 3 years                                                                  $  290
 5 years                                                                  $  504
10 years                                                                  $1,120

                       2      FUND PROFILE - First American Small Cap Value Fund

FIRST AMERICAN SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with U.S. Bancorp Piper Jaffray Asset Management.

--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-SCV-01


                       3      FUND PROFILE - First American Small Cap Value Fund

                                                         JUNE 30, 2001



                                                         ASSET CLASSES

                                                         (*)  EQUITY FUNDS
                                                          *   FUNDS OF FUNDS
                                                          *   BOND FUNDS
                                                          *   TAX FREE FUNDS
                                                          *   MONEY MARKET FUNDS




FUND PROFILE



FIRST AMERICAN


INTERNATIONAL
           FUND


U.S. BANCORP
401(k) SAVINGS PLAN

CLASS Y SHARES


THIS PROFILE IS INTENDED FOR USE IN CONNECTION WITH THE U.S. BANCORP 401(k) SAVINGS PLAN AND IS NOT INTENDED FOR USE BY OTHER INVESTORS.

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH INVESTING IN THE FUND THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST. YOU MAY OBTAIN THE PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND AT NO COST BY CALLING FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-637-2548, OR BY CONTACTING YOUR INVESTMENT PROFESSIONAL.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

FIRST AMERICAN INTERNATIONAL FUND

--------------------------------------------------------------------------------
OBJECTIVE

International Fund has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Fund invests primarily (at least 65% of its total assets) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

*   that are domiciled in countries other than the United States, or

* that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

Additional information about the fund's investments is available in the fund's annual and semiannual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800-637-2548.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the fund's assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity, and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER CAPITALIZATION COMPANIES. Stocks of smaller capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund's hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE


                         1      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations below provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

9.36%     8.13%     16.79%     26.11%     83.40%     -23.35%
--------------------------------------------------------------------------------
1995      1996       1997       1998       1999        2000

Best Quarter:  Quarter ending:    December 31, 1999     61.60%
Worst Quarter: Quarter ending:    March 31, 2001       (16.55)%

AVERAGE ANNUAL TOTAL RETURNS      Inception   Year To     One    Five      Since
AS OF 12/31/00                         Date   Date(2)    Year   Years  Inception
--------------------------------------------------------------------------------
International Fund                   4/4/94  (18.22)% (23.35)% 17.49%     12.95%
--------------------------------------------------------------------------------
Morgan Stanley Capital International
Europe, Australasia, Far East Index(3)       (14.87)% (14.17)%  7.14%      6.98%
--------------------------------------------------------------------------------
(1) Total return for the period from 1/1/2001 to 6/30/2001 was (18.22)%.
(2) Year to date performance for the fund and the index is for the period from 1/1/2001 to 6/30/2001.
(3) An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/94.
PERFORMANCE MAY BE LOWER DUE TO RECENT MARKET VOLATILITY.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 2000.1

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------

Management Fees                                                            1.25%
Distribution and Service (12b-1) Fees                                       None
Other Expenses                                                             0.26%
TOTAL                                                                      1.51%
--------------------------------------------------------------------------------
(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2000, were:

Waiver of Fund Expenses                                                  (0.16)%
TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    1.35%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.35%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 1 year                                                                   $  154
 3 years                                                                  $  477
 5 years                                                                  $  824
10 years                                                                  $1,802


                         2      FUND PROFILE - First American International Fund

FIRST AMERICAN INTERNATIONAL FUND CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

U.S. Bancorp Piper Jaffray Asset Management, Inc. is the fund's investment advisor. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of June 1, 2001, it had more than $113 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Piper Jaffray Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of June 30, 2000, Clay Finlay had $5.7 billion in assets under management.


--------------------------------------------------------------------------------
REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Piper Jaffray Asset Management, Inc. serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investment Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

07/2001 FPRY-INTL-01


                         3      FUND PROFILE - First American International Fund

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